Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 20, 2011	Feb. 23, 2010 Equity Incentive Plan 2010	Aug. 31, 2011 Equity Incentive Plan 2011	Feb. 08, 2007 Equity Incentive Plan 2007
Equity Incentive Plan [Line Items]
Total shares authorized					2,000,000	2,000,000	2,000,000
Dividends paid to nonvested shares	$ 0	$ 29	$ 89
Share based compensation	1,546	1,362	6,511
Total unrecognized compensation cost	144
Expected period of recognition of unrecognized compensation cost	0 years 11 months 24 days
Total fair value of shares vested during the period	$ 1,386	$ 561	$ 6,113
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Registered For Resale				311,007